Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Current assets:
Cash and cash equivalents	$ 162.7	$ 252.3
Trade accounts receivable, less allowances of $33 and $44.6 at year-end 2021 and 2020, respectively	1,424.5	1,235.2
Inventories	907.2	717.2
Other current assets	240.2	211.5
Total current assets	2,734.6	2,416.2
Property, plant and equipment, net	1,477.7	1,343.7
Goodwill	1,881.5	1,136.4
Other intangibles resulting from business acquisitions, net	911.4	224.9
Deferred tax assets	130.2	197.7
Other assets	836.2	765.0
Total assets	7,971.6	6,083.9
Current liabilities:
Short-term borrowings and current portion of long-term debt and finance leases	318.8	64.7
Accounts payable	1,298.8	1,050.9
Accrued payroll and employee benefits	299.0	239.0
Accrued trade rebates	176.3	140.2
Income taxes payable	74.9	86.3
Other current liabilities	380.1	344.9
Total current liabilities	2,547.9	1,926.0
Long-term debt and finance leases	2,785.9	2,052.1
Long-term retirement benefits and other liabilities	474.9	503.6
Deferred tax liabilities and income taxes payable	238.5	117.3
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized – 400,000,000 shares at year-end 2021 and 2020; issued – 124,126,624 shares at year-end 2021 and 2020; outstanding – 82,605,953 and 83,151,174 shares at year-end 2021 and 2020, respectively	124.1	124.1
Capital in excess of par value	862.3	862.1
Retained earnings	3,880.7	3,349.3
Treasury stock at cost, 41,520,671 and 40,975,450 shares at year-end 2021 and 2020, respectively	(2,659.8)	(2,501.0)
Accumulated other comprehensive loss	(282.9)	(349.6)
Total shareholders' equity	1,924.4	1,484.9
Total liabilities and shareholders' equity	$ 7,971.6	$ 6,083.9